Concentrations of Risks	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Concentrations of Risks [Abstract]
Concentrations of risks

Note 18 — Concentrations of risks

(a) Major customers

For the three months ended September 30, 2024, two customers, customer A and customer B, which are the third parties of the Company, accounted for 49% and 39%, respectively, of the Company’s total revenues.

For the three months ended September 30, 2023, the Company did not generate any revenue.

(b) Major suppliers

For the three months ended September 30, 2024, one supplier, which is a third party of the Company, accounted for 98% of the Company’s total purchases.

For the three months ended September 30, 2023, one supplier, which is a third party of the Company, accounted for 100% of the Company’s total purchases.

(c) Geographic areas

For the three months ended September 30, 2024 and 2023, all of the Company’s long-lived assets are located in the United States and all of the Company’s revenues are derived solely from the United States, accordingly, no geographical information is presented.

Note 16 — Concentrations of risks

(a) Major customers

For the year ended June 30, 2024, three customers, customer A, customer B and customer C, which are the third parties of the Company, accounted for 41%, 29% and 16% of the Company’s total revenues.

For the year ended June 30, 2023, one customer, which is a third party of the Company, accounted for 100% of the Company’s total revenues.

(b) Major suppliers

For the year ended June 30, 2024, three suppliers, supplier A, supplier B and supplier C, which is a third party of the Company, accounted for 49%, 31% and 18% of the Company’s total purchases.

For the year ended June 30, 2023, one supplier, which is a third party of the Company, accounted for 100% of the Company’s total purchases.

(c) Geographic areas

For the years ended June 30, 2024 and 2023, all of the Company’s long-lived assets are located in the United States and all of the Company’s revenues are derived solely from the United States, accordingly, no geographical information is presented.